UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2011

Check here if Amendment  [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Baker Avenue Asset Management, LP
Address:  301 Battery Street, 2nd Floor
          San Francisco, CA 94111


Form 13F File Number:  028-13834

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Stacey Kruus
Title:    Chief Compliance Officer
Phone:    202-275-0089

Signature, Place, and Date of Signing:

       /s/ Stacey Kruus             Mercer Island, WA           August 1, 2011
       ----------------             -----------------           --------------
         [Signature]                  [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
                                         -----------

Form 13F Information Table Entry Total:           94
                                         -----------

Form 13F Information Table Value Total:  $   143,956
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

         COLUMN 1              COLUMN 2    COLUMN 3   COLUMN 4       COLUMN 5         COLUMN 6   COLUMN 7          COLUMN 8
---------------------------  ------------  ---------  --------  -------------------  ----------  -------- --------------------------
                                                                                                               VOTING AUTHORITY
                               TITLE OF                VALUE    SHRS OR   SH/  PUT/  INVESTMENT   OTHER   --------------------------
      NAME OF ISSUER            CLASS        CUSIP    (x$1000)  PRN AMT   PRN  CALL  DISCRETION  MANAGERS   SOLE    SHARED    NONE
---------------------------  ------------  ---------  --------  --------  ---  ----  ----------  -------- -------- -------- --------
ABBOTT LABORATORIES          Common Stock  002824100       231        SH             Y                                         4,395
AGCO CORP NOTE
  1.250%12/15/36             Common Stock  001084AM4        27        SH             Y                                        20,000
AMERICAN CAPITAL
  STRATEGIES LTD             Common Stock  02503Y103       128        SH             Y                                        12,869
ARMOUR RESIDENTIAL REIT
  INC COM                    Common Stock  042315101       487        SH             Y                                        66,252
BANK AMERICA CORP            Common Stock  060505104        27        SH             Y                                        25,000
BANNER CORPORATION           Common Stock  06652V208       464        SH             Y                                        26,533
BERKSHIRE HATHAWAY INC CL B  Common Stock  084670702       274        SH             Y                                         3,540
BILL BARRETT CORPORATION
  CONVERTIBLE SENIOR NOTES   Common Stock  06846NAA2        21        SH             Y                                        20,000
BROCADE COMMUNICATIONS
  SYSTEMS INC                Common Stock  111621306       113        SH             Y                                        17,560
COINSTAR INC                 Common Stock  19259P300       590        SH             Y                                        10,811
COMPLETE PRODUCTION
  SERVICES                   Common Stock  20453E109       597        SH             Y                                        17,892
CONAGRA FOODS INC            Common Stock  205887102       209        SH             Y                                         8,110
CURRENCYSHARES AUSTRALIAN
  DOLLAR TRUST               Common Stock  23129U101       274        SH             Y                                         2,550
CURRENCYSHARES SWISS FRANC
  TRUST                      Common Stock  23129V109       286        SH             Y                                         2,430
CURRENCYSHARESCDN DLR TR
  CDN DOLLARS SHS            Common Stock  23129X105       392        SH             Y                                         3,805
DELL INC                     Common Stock  24702R101       172        SH             Y                                        10,300
DYNEX CAPITAL INC            Common Stock  26817Q506       805        SH             Y                                        83,188
ELECTRONICS ARTS             Common Stock  285512109    16,721        SH             Y                                       708,516
ENTROPIC COMMUNICATIONS
  INC.                       Common Stock  29384R105       492        SH             Y                                        55,389
EQUINIX INC NEW              Common Stock  29444U502     1,130        SH             Y                                        11,184
ETFS GOLD TRUST ETF          Common Stock  26922Y105       722        SH             Y                                         4,850
ETFS SILVER TR SILVER SHS
  ETF                        Common Stock  26922X107       474        SH             Y                                        13,740
EXELON CORP                  Common Stock  30161N101       209        SH             Y                                         4,870
FIRST PACTRUST BAN CORP INC  Common Stock  33589V101       589        SH             Y                                        39,354
GOODYEAR TIRE & RUBBER CO    Common Stock  382550101       200        SH             Y                                        11,950
GREENBRIER COMPANIES INC     Common Stock  393657101     1,203        SH             Y                                        60,896
GSI GROUP INC COM            Common Stock  36191C205       487        SH             Y                                        40,424
GUGGENHM CANADIAN ENERGY
  INCOME                     Common Stock  18383Q606     1,229        SH             Y                                        59,530
ICF INTL INC COM             Common Stock  44925C103       469        SH             Y                                        18,490
IGATE CORP                   Common Stock  45169U105     1,257        SH             Y                                        77,015
ISHARES 1-3 YR TREASURY
  BOND                       Mutual Fund   464287457     1,098        SH             Y                                        13,030
ISHARES 1-3 YR CREDIT BOND
  ETF                        Common Stock  464288646     9,843        SH             Y                                        93,785
ISHARES AGGREGATE BOND ETF   Common Stock  464287226       748        SH             Y                                         7,013
ISHARES BARCLAYS TIPS BOND   Mutual Fund   464287176     4,454        SH             Y                                        40,260
ISHARES DOW JONES SELECT
  DIVIDEND INDEX             Common Stock  464287168       324        SH             Y                                         6,130
ISHARES FTSE NAREIT
  MORTGAGE PLUS CAPPED
  INDEX FD (ETF)             Common Stock  464288539     1,233        SH             Y                                        83,710
ISHARES IBOXX HIGH YIELD
  CORPORATE BD               Mutual Fund   464288513     1,529        SH             Y                                        16,740
ISHARES IBOXX INVEST GRADE
  CORP BOND                  Common Stock  464287242     5,563        SH             Y                                        50,512
ISHARES INC MSCI GERMANY
  INDEX FD                   Common Stock  464286806     5,461        SH             Y                                       203,076
ISHARES MSCI ETF POLAND
  INVESTABLE MARKET          Common Stock  46429B606     5,194        SH             Y                                       141,212
ISHARES RUSSELL 1000 VALUE
  ETF                        Mutual Fund   464287598     1,162        SH             Y                                        17,020
ISHARES RUSSELL 2000 VALUE   Mutual Fund   464287630     1,807        SH             Y                                        24,609
ISHARES RUSSELL MIDCAP
  VALUE INDEX                Mutual Fund   464287473     1,433        SH             Y                                        30,020
ISHARES S&P GLOBAL TIMBER
  & FORESTRY                 Common Stock  464288174     1,214        SH             Y                                        27,900
ISHARES S&P U.S. PREFERRED
  STOCK ETF                  Common Stock  464288687     1,542        SH             Y                                        38,870
ISHARES SILVER TRUST         Mutual Fund   46428Q109     2,779        SH             Y                                        82,120
ISHARES TRUST DOW JONES US
  REAL ESTATE INDEX FUND     Mutual Fund   464287739       810        SH             Y                                        13,430
ISHARESJPMORGAN USD
  EMERGING MKTS BDFD         Common Stock  464288281       623        SH             Y                                         5,700
JA SOLAR HOLDINGS CO LTD
  4.50000% 05/15/2013JA
  SOLAR HOLDINGS CO LTD      Common Stock  466090AA5        25        SH             Y                                        27,000
KEYCORP NEW                  Common Stock  493267108       192        SH             Y                                        23,050
MASSEY ENERGY CO SR NT CONV  Common Stock  576203AJ2        13        SH             Y                                        12,000
MICROSOFT                    Common Stock  594918104       283        SH             Y                                        10,890
NII HLDGS INC NOTE 3.125%
  6/15/12                    Common Stock  62913FAJ1        33        SH             Y                                        33,000
OCZ TECHNOLOGY GROUPINC COM  Common Stock  67086E303     2,029        SH             Y                                       253,616
ORACLE CORPORATION           Common Stock  68389X105     1,664        SH             Y                                        50,566
ORBITAL SCIENCES CORP        Common Stock  685564106       478        SH             Y                                        28,343
POWERSHARES EXCH TRADED FD
  TR II                      Common Stock  73936T565     1,249        SH             Y                                        87,120
POWERSHARES FINANCIAL
  PREFERRED ETF              Common Stock  73935X229     1,226        SH             Y                                        68,010
POWERSHARES QQQ              Common Stock  73935A104       274        SH             Y                                         4,810
PRAXAIR INC                  Common Stock  74005P104       267        SH             Y                                         2,462
PROSHARES SHORT MSCI EAFE    Common Stock  74347R370     4,047        SH             Y                                        87,230
PROSHARES SHORT
  RUSSELL2000 ETF            Common Stock  74347R826     1,792        SH             Y                                        60,627
PROSHARES TR SHORT S&P 500
  PROSHARES                  Mutual Fund   74347R503     5,099        SH             Y                                       124,630
RYDEX ETF TR RYDEX S&P
  MIDCAP 400PURE GROWTH ETF  Common Stock  78355W601     5,632        SH             Y                                        63,490
SANDISK CORP SR NT CV
  1.00000% 05/15/2013        Common Stock  80004CAC5        42        SH             Y                                        43,000
SIMPSON MANUFACTURING CO
  INC                        Common Stock  829073105     2,001        SH             Y                                        67,000
SPDR BARCLAYS CAPITAL INTL
  TREASURY BOND              Common Stock  78464A516     1,938        SH             Y                                        31,380
SPDR DJ WILSHIRE INTL REAL
  EST                        Common Stock  78463X863     1,302        SH             Y                                        32,250
SPDR GOLD ETF                Mutual Fund   78463V107     2,767        SH             Y                                        18,950
SPDR S & P INTL DIVIDEND     Common Stock  78463X772     4,180        SH             Y                                        70,810
SPDR S&P 500 ETF             Mutual Fund   78462f103     2,547        SH             Y                                        19,300
SPDR SER TR S&P DIVID ETF    Common Stock  78464A763       659        SH             Y                                        12,185
SPDR SER TR WELLS FARGO
  PFD STOCK ETF              Common Stock  78464A292     1,075        SH             Y                                        23,490
SPROTT PHYSICAL GOLDT TRUST  Common Stock  85207H104     6,009        SH             Y                                       460,455
SPROTT PHYSICAL SILVER
  TRUST TRUST UNIT ISIN
  #CA85207K1075SEDOL
  #B5THDS5                   Common Stock  85207K107     2,094        SH             Y                                       132,340
SUNTECH POWER HOLDINGS CO
  SERIES CONVERTIBLE 3%
  03/15/2013                 Common Stock  86800CAE4        28        SH             Y                                        32,000
SUPERVALU INC                Common Stock  868536103       238        SH             Y                                        25,300
TEUCRIUM COMMMODITY TR
  CORN FD SHS                Common Stock  88166A102     2,398        SH             Y                                        59,200
TRIANGLE PETROLEUM
  CORPORATION COM STK
  USD0.01 ISIN
  #US89600B2016SEDOL #B3K    Common Stock  89600B201       710        SH             Y                                       109,855
UMPQUA HOLDINGS CORP         Common Stock  904214103       498        SH             Y                                        43,082
UNITEK GLOBAL SVCS INC COM
  NEW                        Common Stock  91324T302       595        SH             Y                                        75,247
VANGUARD INTL EQUITYINDEX
  FDS TOTAL WORLD STK
  INDEX FD                   Common Stock  922042742       587        SH             Y                                        11,694
VANGUARD REIT INDEX          Common Stock  922908553     1,092        SH             Y                                        18,170
VANGUARD SHORT TERM BOND     Common Stock  921937827     3,984        SH             Y                                        49,173
VANGUARD TOTAL BOND MARKET   Common Stock  921937835     1,039        SH             Y                                        12,800
VANGUARD TOTAL STK MKT       Common Stock  922908769     1,462        SH             Y                                        21,380
VERISIGN INC SDCV 3.250%
  8/15/37                    Common Stock  92343EAD4        23        SH             Y                                        20,000
VERIZON COMMUNICATIONS       Common Stock  92343V104       220        SH             Y                                         5,900
WISDOMTREE DREYFUS CHINESE
  YUAN FD                    Common Stock  97717W182       398        SH             Y                                        15,650
WISDOMTREE EMERGING
  MARKETS EQUITY INCOME ETF  Common Stock  97717W315     1,322        SH             Y                                        21,680
WISDOMTREE TR BRAZILIAN
  REAL FD                    Common Stock  97717W240       381        SH             Y                                        13,045
WISDOMTREE TR
  EUROPESMALLCAP DIVID FD    Common Stock  97717W869     1,225        SH             Y                                        28,390
WISDOMTREE TRUST INTL REAL
  ESTATE SECTOR              Common Stock  97717W331     1,249        SH             Y                                        43,270
ZIX CORP COM                 Common Stock  98974P100       493        SH             Y                                       128,348